Long-term incentive compensation plan (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-term incentive plan, purchase of preferred shares
Long-term Incentive Compensation Plan
Holding period of purchased shares (in years)	3 years
Total shares linked to long-term incentive compensation plan	4,430,289	3,012,538
Long-term incentive, issuance of shares
Long-term Incentive Compensation Plan
Long-term incentive compensation plan amortization period (in years)	3 years
Recognized liability under long-term incentive compensation plan	67	109